Related Party Transactions - Summary of Outstanding balances as at reporting date (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Short term debt to related party		$ 5,102,211	$ 6,225,815
Due to related party		1,054,429	777,576
Short term convertible debt		95,309	132,269
Share Subscription Receivables		80	178,720
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Short term debt to related party	[1]	447,067	447,067
Due to related party	[1]		350,000
Share Subscription Receivables	[1]		7,999
Daniel Wagner [Member]
Related Party Transaction [Line Items]
Short term debt to related party		4,655,144	191,405
Due to related party		899,978	147,605
Share Subscription Receivables			111,845
Igor Lychagov [Member]
Related Party Transaction [Line Items]
Short term debt to related party			5,587,343
Arthur Yao [Member]
Related Party Transaction [Line Items]
Due to related party		137,019	61,945
Peter Vesco [Member]
Related Party Transaction [Line Items]
Due to related party			31,248
Steve Perry [Member]
Related Party Transaction [Line Items]
Due to related party		17,433	1,133
Short term convertible debt		$ 95,309	132,269
Sauvik Banerjjee [Member]
Related Party Transaction [Line Items]
Due to related party			58,320
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Due to related party			127,325
Related Party [Member]
Related Party Transaction [Line Items]
Share Subscription Receivables			$ 119,844

[1]	DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.